Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Aug. 19, 2020
CornerCap Fundametrics® Large-Cap ETF
Account Value [Line Items]
Line Graph and Table Measure Name	CornerCap Fundametrics® Large-Cap ETF NAV
Account Value	$ 17,885	$ 16,770	$ 13,706	$ 14,396	$ 12,841	$ 10,000
Russell 1000 Equal Weight TR Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Equal Weight TR Index
Account Value	$ 15,566	14,913	13,006	14,420	13,106	10,000
Russell 1000 Value Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Total Return
Account Value	$ 17,328	$ 16,167	$ 13,443	$ 14,288	$ 12,795	$ 10,000